SARATOGA ADVANTAGE TRUST

James Alpha Multi Strategy Alternative Income Portfolio

Incorporated herein by reference is the definitive version of the Supplement for the James Alpha Multi Strategy Alternative Income Portfolio, a Portfolio of the Saratoga Advantage Trust, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 11, 2015 (SEC Accession No. 0001580642-15-002128).